Shareholders' equity and share-based payments - Treasury shares (Details) - shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shareholders' equity and share-based payments
Number of treasury shares	137,187,667	33,841,104	24,392,703	15,474,234
TotalEnergies SE
Shareholders' equity and share-based payments
Number of treasury shares	137,187,667	33,841,104	24,392,703
Percentage of share capital represented by treasury shares	5.24%	1.28%	0.92%
Shares acquired with the intention to cancel them	128,869,261	30,665,526	23,284,409
TotalEnergies SE | TotalEnergies share performance plans
Shareholders' equity and share-based payments
Shares allocated or intended to be allocated to share-based payment plans	8,231,365	3,103,018	1,055,446
TotalEnergies SE | New share performance or purchase options plans
Shareholders' equity and share-based payments
Shares allocated or intended to be allocated to share-based payment plans	87,041	72,560	52,848